Consolidated Statements of Financial Position (Parentheticals) - € / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary shares
Statement [Line Items]
Ordinary shares, par value (in Euro per share)	€ 0.005	€ 0.005
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares ,shares issued	7,700,000	7,700,000
Class B Ordinary shares
Statement [Line Items]
Ordinary shares, par value (in Euro per share)	€ 0.005	€ 0.005
Ordinary shares, shares authorized	250,000,000	250,000,000
Ordinary shares ,shares issued	3,960,000	2,205,000